PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.8%
Asset-Backed Securities 3.2%
Collateralized Loan Obligations
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 3 Month LIBOR + 1.950%	4.531%(c)	10/20/31	1,700	$ 1,710,433
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.618(c)	04/15/29	3,000	2,999,223
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200%	4.667(c)	07/20/32	10,000	10,000,000
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.551(c)	10/18/31	4,000	4,024,051
Series 2019-10A, Class B, 144A, 3 Month LIBOR + 2.100%	4.718(c)	04/15/32	3,000	3,002,517

Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.787(c)	07/15/31	6,000	5,885,455
Total Asset-Backed Securities (cost $27,700,000)				27,621,679
Bank Loans 93.7%
Advertising 0.4%
Acosta, Inc., Tranche B-1 Loan, 1 Month LIBOR + 3.250%	5.689(c)	09/26/21	718	299,251
Advantage Sales & Marketing, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	07/23/21	1,906	1,643,709
Incremental Term B-2 Loan, 1 Month LIBOR + 3.250%	5.689(c)	07/23/21	420	361,883
Term Loan (Second Lien), 1 Month LIBOR + 6.500%	8.939(c)	07/25/22	750	558,482

Vestcom Parent Holdings, Inc., Term Loan, 1 Month LIBOR + 4.000%/PRIME + 3.000%^	8.271(c)	12/19/23	470	446,470
				3,309,795

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Aerospace & Defense 1.0%
Transdigm, Inc.,
2018 New Tranche E Term Loans, 1 Month LIBOR + 2.500%	4.939%(c)	05/30/25	1,371	$ 1,344,571
2018 New Tranche F Term Loans, 1 Month LIBOR + 2.500%	4.939(c)	06/09/23	500	492,813
New Tranche G Term Loans, 1 Month LIBOR + 2.500%	4.939(c)	08/22/24	6,895	6,752,370
				8,589,754
Apparel 0.4%
Calceus Acquisition, Inc., Term Loan, 1 Month LIBOR + 5.500%	7.939(c)	02/12/25	2,534	2,510,833
Kontoor Brands, Inc., Term Loan B, 3 Month LIBOR + 4.250%^	6.801(c)	05/15/26	875	870,625
				3,381,458
Auto Manufacturers 0.5%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.960(c)	11/06/24	3,619	3,614,851
UOS LLC, Initial Term Loan, 1 Month LIBOR + 5.500%^	7.934(c)	04/18/23	649	651,789
				4,266,640
Auto Parts & Equipment 2.5%
Adient US LLC, Initial Term Loan, 1 - 6 Month LIBOR + 4.250%	6.852(c)	05/06/24	2,075	2,043,228
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%	4.760(c)	04/06/24	2,463	2,396,704
Brooks Automation, Inc., Term Loan B, 3 Month LIBOR + 3.000%	5.500(c)	10/04/24	1,471	1,465,786
Cooper-Standard Automotive, Inc., Additional Term B-1 Loan, 1 Month LIBOR + 2.000%	4.439(c)	11/02/23	3,054	2,927,579
Garrett LX III Sarl (Switzerland), Dollar Tranche B Term Loan, 3 Month LIBOR + 2.500%^	5.110(c)	09/27/25	846	830,949
Innovative Xcessories & Services LLC, Term Loan, 1 Month LIBOR + 4.750%^	7.190(c)	11/29/22	1,231	1,218,894

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Parts & Equipment (cont’d.)
K & N Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	7.189%(c)	10/20/23	1,646	$ 1,629,898
Panther BF Aggregator 2, LP, First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	5.929(c)	04/30/26	2,450	2,427,541
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%^	6.439(c)	05/22/24	1,181	1,157,400
Tenneco, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	10/01/25	848	809,721
Tower Automotive Holdings USA LLC, Third Refinancing Term Loan, 1 Month LIBOR + 2.750%^	5.250(c)	03/07/24	1,044	1,018,068
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	04/22/24	3,579	3,400,007
				21,325,775
Beverages 0.4%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 1 Month LIBOR + 3.500%^	5.939(c)	03/20/24	1,501	1,497,284
Sunshine Investments BV (Netherlands), Facility B3 Loan, 3 Month LIBOR + 3.250%^	5.768(c)	03/28/25	1,535	1,526,828
				3,024,112
Building Materials 1.8%
Airxcel, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.939(c)	04/28/25	968	899,143
Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%^	11.189(c)	04/27/26	225	201,375

Builders FirstSource, Inc., 2017 Initial Term Loan, 3 Month LIBOR + 3.000%	5.601(c)	02/29/24	682	676,077
CHI Overhead Doors, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	07/29/22	2,481	2,470,606
DiversiTech Holdings, Inc., Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	5.601(c)	06/03/24	1,753	1,702,364
Forterra Finance LLC, Replacement Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	10/25/23	1,688	1,572,730

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Building Materials (cont’d.)

Ply Gem Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%^	6.354%(c)	04/12/25	3,520	$ 3,458,032
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	5.190(c)	11/15/23	4,779	4,703,764
				15,684,091
Chemicals 3.4%
Albaugh LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.939(c)	12/23/24	1,807	1,739,382
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	9.831(c)	09/06/22	118	95,440
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.939(c)	03/16/25	3,155	3,141,708
HB Fuller Co., Term Loan B, 1 Month LIBOR + 2.000%	4.441(c)	10/21/24	860	845,590
Messer Industries USA, Inc., Initial Term B-1 Loan, 3 Month LIBOR + 2.500%	5.101(c)	03/01/26	3,150	3,100,781
Oxea Corp., Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%	6.125(c)	10/14/24	2,842	2,835,142
Perstorp Holding AB (Sweden), Term Loan^	7.271(p)	02/26/26	1,650	1,621,125
Plaskolite PPC Intermediate II LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.690(c)	12/15/25	1,896	1,874,547
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	6.480(c)	06/26/25	3,551	3,520,417
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	11.022(c)	06/26/26	1,500	1,470,000

Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.717(c)	10/01/25	5,075	5,025,833

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)

Tronox Finance LLC, First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	5.439%(c)	09/23/24	1,784	$ 1,757,349
Venator Materials LLC, Initial Term Loan, 3 Month LIBOR + 3.000%^	5.524(c)	08/08/24	1,985	1,970,000
				28,997,314
Coal 0.2%
CNX Resources Corp., Term Loan B, 1 Month LIBOR + 4.500%	6.940(c)	09/27/24	984	978,832
Murray Energy Corp., Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%	9.772(c)	10/17/22	791	609,334
				1,588,166
Commercial Services 6.4%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	5.439(c)	04/09/25	1,811	1,801,691
AlixPartners LLP, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	04/04/24	2,398	2,378,537
Allied Universal Holdco LLC,
Incremental Term Loan, 1 Month LIBOR + 4.250%	6.689(c)	07/28/22	698	692,577
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.189(c)	07/28/22	2,113	2,076,299

Barbri, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%^	6.736(c)	12/01/23	691	677,392
Belron Finance US LLC, First Incremental Loan, 3 Month LIBOR + 2.500%^	5.035(c)	11/13/25	1,496	1,490,639
Camelot US Acquisition I Co., 2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.679(c)	10/03/23	2,426	2,422,407
EAB Global, Inc., First Lien Term Loan, 2 - 3 Month LIBOR + 3.750%^	6.340(c)	11/17/24	3,070	3,008,228
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	10/01/25	7,085	6,905,102

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)

Inmar, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.000%	6.601%(c)	05/01/24	1,000	$ 942,500
IRI Holdings, Inc., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.500%	6.980(c)	12/01/25	2,843	2,809,116
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%^	5.940(c)	07/03/24	2,743	2,739,537
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 2.500%	8.000(c)	04/26/24	130	129,643
Legalzoom.com, Inc., 2018 Term Loan, 1 Month LIBOR + 4.500%^	6.930(c)	11/21/24	866	866,173
Mister Car Wash Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.949(c)	05/14/26	952	950,595
Packers Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	5.440(c)	12/04/24	3,340	3,298,500
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	09/27/24	3,198	3,042,441
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%^	6.190(c)	10/11/24	2,052	2,041,280
ServPro Borrower LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.939(c)	03/26/26	850	848,406
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.500%	5.940(c)	07/17/25	3,659	3,656,386
Sterling Midco Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.939(c)	06/19/24	998	958,012
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.440(c)	03/09/23	3,641	3,386,457
Team Health Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	02/06/24	2,854	2,567,180
TMK Hawk Parent Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.940(c)	08/28/24	1,835	1,536,394
Trugreen, LP, 2019 Term Loan B, 1 Month LIBOR + 3.750%^	6.190(c)	03/19/26	1,175	1,176,469
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%^	6.930(c)	09/17/23	327	261,588

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
VT Topco, Inc.,
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%	5.060%(c)	08/01/25	108	$ 111,983
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%	6.379(c)	08/01/25	34	34,050
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.351(c)	08/01/25	1,015	1,014,900
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.379(c)	08/01/25	365	365,033
				54,189,515
Computers 3.4%
ConvergeOne Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	7.439(c)	01/04/26	1,500	1,447,500
Dell International LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	4.440(c)	09/07/23	3,747	3,728,685
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	07/11/25	1,769	1,759,664
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.857(c)	09/29/25	825	833,766
Term B USD Loan, 1 Month LIBOR + 3.750%	6.178(c)	09/30/24	4,457	4,449,743
Neustar, Inc.,
First Lien Term Loan B4, 1 Month LIBOR + 3.500%	5.939(c)	08/08/24	2,294	2,209,484
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	10.439(c)	08/08/25	550	519,606

Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%^	6.101(c)	08/01/24	3,977	3,669,082
Procera Networks, Inc. (Canada), Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.939(c)	10/31/25	1,845	1,826,921
SonicWall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	6.020(c)	05/17/25	1,965	1,908,628
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.520(c)	08/20/25	1,940	1,913,164
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.565(c)	08/20/25	1,950	1,918,732

Western Digital Corp., New Term Loan B-4, 3 Month LIBOR + 1.750%^	4.187(c)	04/29/23	2,978	2,876,955
				29,061,930

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Cosmetics/Personal Care 0.2%
Revlon Consumer Products Corp., Initial Term B Loan, 3 Month LIBOR + 3.500%	6.048%(c)	09/07/23	1,927	$ 1,555,618
Distribution/Wholesale 0.6%
American Tire Distributors, Inc., Initial Term Loan, 2 Month LIBOR + 7.500%	9.981(c)	09/02/24	578	543,383
Fastener Acquisition, Inc.,
First Lien Initial Term Loan, PRIME + 3.250%^	8.750(c)	03/28/25	1,114	1,102,612
Second Lien Initial Term Loan, PRIME + 7.750%^	13.250(c)	03/30/26	88	86,625

Fleetpride, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.500%	7.101(c)	02/04/26	700	692,125
Owens & Minor, Inc., Term B Loan, 1 Month LIBOR + 4.500%	6.986(c)	05/02/25	1,985	1,667,400
Univar USA, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	4.689(c)	07/01/24	920	915,048
Term B-4 Loan, 1 Month LIBOR + 2.500%	4.939(c)	07/01/24	551	548,464
				5,555,657
Diversified Financial Services 1.6%
Advisor Group, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	08/15/25	1,144	1,144,250
Capital Automotive, LP, Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.000%	8.440(c)	03/24/25	773	772,543
Hudson River Trading LLC, Term Loan, 1 Month LIBOR + 3.500%^	5.939(c)	04/03/25	2,995	2,987,959
LiquidNet Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%^	5.689(c)	07/11/24	2,017	1,996,803
Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 1 Month LIBOR + 5.000%^	7.477(c)	12/07/20	542	540,957
Stepstone Group, LP, Initial Term Loan, 1 Month LIBOR + 4.000%^	6.439(c)	03/27/25	1,339	1,335,640
VFH Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	6.126(c)	03/01/26	5,172	5,175,545
				13,953,697

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electric 1.5%
Calpine Corp.,
Term Loan (04/19), 3 Month LIBOR + 2.750%	5.340%(c)	04/05/26	2,000	$ 1,992,084
Term Loan (05/15), 3 Month LIBOR + 2.500%	5.110(c)	01/15/24	2,078	2,056,146
Term Loan (2016), 3 Month LIBOR + 2.500%	5.110(c)	05/31/23	495	490,787

Edgewater Generation LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.275(c)	05/31/26	575	573,563
Helix Gen Funding LLC, Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	06/03/24	1,121	1,038,611
Lonestar II Generation Holdings LLC,
Initial Term B Loan, 1 - 3 Month LIBOR + 5.000%^	7.480(c)	04/20/26	491	483,705
Initial Term C Loan, 1 - 3 Month LIBOR + 5.000%^	7.480(c)	04/20/26	59	58,045
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.434(c)	12/31/25	5,467	5,444,054
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.439(c)	08/04/23	992	988,168
				13,125,163
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc., Term B Loan, 1 Month LIBOR + 2.250%^	4.750(c)	12/17/25	1,322	1,313,427
Pelican Products, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.967(c)	05/01/25	2,404	2,356,328
				3,669,755
Electronics 0.8%
Celestica, Inc. (Canada),
Incremental Term B-2 Loan, 1 Month LIBOR + 2.500%	4.930(c)	06/27/25	898	875,306
Term B Loan, 1 Month LIBOR + 2.125%	4.555(c)	06/27/25	2,754	2,650,906

II-VI, Inc., Term Loan	—(p)	12/31/26	1,700	1,685,125
TTM Technologies, Inc., Term B Loan, 1 Month LIBOR + 2.500%	4.986(c)	09/30/24	1,381	1,346,496
				6,557,833

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction 1.7%
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.834%(c)	06/21/24	3,464	$ 3,369,516
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	02/03/25	2,580	2,523,714
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%^	9.189(c)	02/02/26	500	480,000
Dynasty Acquisition Co., Inc.,
Initial Term B-1 Loan, 3 Month LIBOR + 4.000%	6.602(c)	04/06/26	1,821	1,824,772
Initial Term B-2 Loan, 3 Month LIBOR + 4.000%	6.602(c)	04/06/26	979	981,060

PowerTeam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.851(c)	03/06/25	3,174	3,019,075
TRC Co., Inc., Refinancing Term Loan, 1 Month LIBOR + 3.500%^	5.939(c)	06/21/24	2,357	2,357,222
				14,555,359
Entertainment 1.9%
Affinity Gaming LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	07/03/23	1,417	1,349,603
AMC Entertainment Holdings, Inc., Term B-1 Loan, 1 Month LIBOR + 3.000%	5.440(c)	04/22/26	2,325	2,314,537
CEOC LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.439(c)	10/07/24	4,159	4,103,248
Deluxe Entertainment Services Group, Inc., Initial Term Loan, 3 Month LIBOR + 5.500%	8.083(c)	02/28/20	1,189	1,058,745
PCI Gaming Authority, Term Loan	—(p)	05/31/26	1,250	1,249,107
Penn National Gaming, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 2.250%	4.689(c)	10/15/25	510	506,214
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	5.203(c)	08/14/24	4,859	4,775,691
Twin River Management Group, Inc., Term Loan	—(p)	05/31/26	775	772,094
				16,129,239

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Environmental Control 0.4%
GFL Environmental, Inc. (Canada), 2018 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.439%(c)	05/30/25	2,711	$ 2,652,030
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%^	6.000(c)	02/28/25	1,114	1,030,219
				3,682,249
Foods 3.2%
Albertson’s LLC, 2018 Term B-7 Loan, 1 Month LIBOR + 3.000%	5.439(c)	11/17/25	2,642	2,619,438
Chefs’ Warehouse, Inc., Term Loan, 1 Month LIBOR + 3.500%^	5.940(c)	06/22/22	1,681	1,672,804
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%	6.590(c)	07/03/20	2,811	2,666,085
Term Loan (Second Lien), 3 Month LIBOR + 7.750%	10.340(c)	07/05/21	900	805,500

H-Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.688%	6.126(c)	05/23/25	2,233	2,175,901
High Liner Foods, Inc. (Canada), Term Loan, 2 - 3 Month LIBOR + 3.250%	5.845(c)	04/26/21	2,255	2,074,382
JBS USA LUX SA, New Term Loan, 2 Month LIBOR + 2.500%	5.025(c)	05/01/26	3,650	3,640,875
Milk Specialties Co., New Term Loan, 1 Month LIBOR + 4.000%	6.439(c)	08/16/23	3,741	3,717,961
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.689(c)	06/30/21	2,504	2,488,800
Sigma Bidco BV (Netherlands), Facility B2 Loan, 3 Month LIBOR + 3.000%	5.603(c)	07/02/25	2,804	2,744,232
United Natural Foods, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.689(c)	10/22/25	2,841	2,429,304
				27,035,282
Hand/Machine Tools 0.2%
Milacron LLC, Term B Loan, 1 Month LIBOR + 2.500%^	4.939(c)	09/28/23	1,638	1,598,920

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Products 1.2%
Avantor, Inc., Initial B1 Dollar Term Loan, 1 Month LIBOR + 3.750%	6.189%(c)	11/21/24	985	$ 984,712
CPI Holdco LLC, Closing Date Term Loan (First Lien), 3 Month LIBOR + 3.500%^	6.083(c)	03/21/24	2,408	2,401,861
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	5.351(c)	09/24/24	2,823	2,479,697
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Refinancing Term Loan, 3 Month LIBOR + 3.250%	5.695(c)	06/30/25	3,947	3,810,530
Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	05/15/22	729	724,633
				10,401,433
Healthcare-Services 6.8%
Accelerated Health Systems LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	5.967(c)	10/31/25	1,671	1,671,857
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 1 Month LIBOR + 4.250%	6.680(c)	03/14/25	1,608	1,572,283
2018 Term Loan, 1 Month LIBOR + 3.250%	5.690(c)	04/28/22	2,339	2,274,814

Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	6.101(c)	04/21/24	2,718	2,360,493
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	6.939(c)	10/24/23	2,822	2,815,176
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	12.439(c)	04/24/24	825	814,687

ATI Holdings Acquisition, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.930(c)	05/10/23	3,797	3,727,278
BW NHHC Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	7.430(c)	05/15/25	1,987	1,827,925
DentalCorp Perfect Smile ULC (Canada),
Delayed Draw Term Loan, 1 Month LIBOR + 3.750%	4.969(c)	06/06/25	230	227,487
First Lien 2019 Incremental Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	06/06/25	1,247	1,231,274
Initial Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	06/06/25	1,251	1,234,918

Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	10/10/25	3,292	2,979,034

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)

Explorer Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.351%(c)	05/02/23	1,872	$ 1,866,408
Gentiva Health Services, Inc.,
First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 3.750%^	6.250(c)	07/02/25	4,229	4,223,464
Second Lien Term Loan, 1 Month LIBOR + 7.000%^	9.500(c)	07/02/26	1,125	1,139,062

Heartland Dental LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	6.189(c)	04/30/25	896	865,797
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 4.500%	6.930(c)	11/16/25	4,489	4,473,318
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.189(c)	06/14/24	1,135	1,129,360
Midwest Physician Administrative Services LLC, Repricing Term Loan (First Lien), 1 Month LIBOR + 2.750%	5.189(c)	08/15/24	2,739	2,660,338
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.351(c)	06/07/23	4,106	4,013,051
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.500%	6.938(c)	03/05/26	2,250	2,243,250
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.625%/PRIME + 2.625%	6.137(c)	06/30/23	875	872,266
Select Medical Corp., Repriced Term Loan B, 1 Month LIBOR + 2.500%^	4.930(c)	03/01/21	2,514	2,508,084
Sound Inpatient Physicians, Inc., Second Lien Initial Loan, 1 Month LIBOR + 6.750%	9.189(c)	06/26/26	500	496,875
Surgery Center Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.690(c)	09/02/24	3,882	3,809,219
US Renal Care, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.851(c)	12/30/22	4,992	4,990,982
Wink Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	12/02/24	238	232,422
				58,261,122

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Holding Companies-Diversified 0.7%
Belfor Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.000%^	6.439%(c)	04/04/26	1,500	$ 1,507,500
Ozark Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%^	5.689(c)	07/03/23	1,345	1,291,620
Travelport Finance Sarl (Luxembourg), Term Loan	—(p)	04/30/26	3,375	3,217,853
				6,016,973
Home Builders 0.1%
Thor Industries, Inc., Initial USD Term Loan, 1 Month LIBOR + 3.750%	6.250(c)	02/02/26	747	728,658
Home Furnishings 0.4%
Global Appliance, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	6.440(c)	09/30/24	3,538	3,511,124
Household Products/Wares 0.4%
Diamond BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	5.562(c)	09/06/24	3,387	3,014,778
Housewares 0.4%
Carlisle Foodservice Products, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^	5.439(c)	03/20/25	2,282	2,210,903
Lifetime Brands, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	5.939(c)	02/28/25	817	808,583
				3,019,486
Insurance 1.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	11/03/24	2,695	2,680,441
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.939(c)	08/04/25	1,325	1,344,875

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Insurance (cont’d.)

FHC Health Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	6.439%(c)	12/23/21	1,601	$ 1,508,916
Hyperion Refinance Sarl (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	5.938(c)	12/20/24	2,673	2,669,594
				8,203,826
Internet 0.4%
Ancestry.com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.690(c)	10/19/23	1,889	1,880,609
Shutterfly, Inc., Incremental Term Loan, 1 Month LIBOR + 2.500%	4.940(c)	08/17/24	1,746	1,736,024
				3,616,633
Investment Companies 0.4%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%^	6.180(c)	02/24/25	718	717,750
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.851(c)	12/15/23	1,515	1,488,610
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.939(c)	06/13/23	1,509	1,327,931
				3,534,291
Iron/Steel 0.2%
Phoenix Services International LLC, Term B Loan, 1 Month LIBOR + 3.750%	6.203(c)	03/01/25	1,337	1,334,829
Leisure Time 0.9%
Bombardier Recreational Products, Inc. (Canada), Term Loan B, 1 Month LIBOR + 2.000%	4.440(c)	05/23/25	2,903	2,865,322
ClubCorp Holdings, Inc., Term B Loan (First Lien), 3 Month LIBOR + 2.750%	5.351(c)	09/18/24	2,680	2,573,929
Recess Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%^	6.189(c)	09/30/24	2,385	2,348,784
				7,788,035

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Lodging 0.6%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	5.189%(c)	12/23/24	2,429	$ 2,412,397
Wynn Resorts Ltd., Term Loan, 1 Month LIBOR + 2.250%	4.690(c)	10/30/24	2,419	2,397,017
				4,809,414
Machinery-Construction & Mining 1.2%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	7.101(c)	11/27/20	6,346	5,965,346
Loan (Second Lien), 3 Month LIBOR + 9.000%	11.601(c)	11/26/21	900	747,000
Revere Power LLC,
Term B Loan, 2 Month LIBOR + 4.250%	6.791(c)	03/29/26	951	943,951
Term C Loan, 2 Month LIBOR + 4.250%	6.791(c)	03/29/26	147	146,365

Terex Corp., Incremental U.S. Term Loan (2018), 2 Month LIBOR + 2.000%	4.541(c)	01/31/24	2,519	2,497,564
				10,300,226
Machinery-Diversified 2.6%
AI Alpine AT Bidco, Facility B (USD), 1 Month LIBOR + 3.250%^	5.736(c)	10/31/25	1,222	1,200,554
Altra Industrial Motion Corp., Term Loan, 1 Month LIBOR + 2.000%	4.439(c)	10/01/25	1,534	1,518,345
CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%^	6.689(c)	12/11/24	1,879	1,874,526
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	10.439(c)	04/30/26	300	288,000

Clark Equipment Co. (South Korea), Refinancing Tranche B Term Loan, 3 Month LIBOR + 2.000%	4.601(c)	05/18/24	3,342	3,312,939
Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%^	5.440(c)	12/31/21	1,234	1,231,011
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	7.189(c)	08/29/23	714	712,340

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Diversified (cont’d.)

Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%^	5.851%(c)	07/19/24	3,398	$ 3,313,268
Hyster Yale Group, Inc., Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	05/30/23	861	852,368
New VAC US LLC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	6.601(c)	03/08/25	1,634	1,629,416
Pro Mach Group, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	5.190(c)	03/07/25	3,193	3,090,981
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%^	6.236(c)	10/30/24	1,050	1,052,587
Titan Acquisition Ltd. (Canada), Initial Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	03/28/25	1,976	1,896,697
				21,973,032
Media 4.7%
Altice Financing SA (Luxembourg), October 2017 USD Term Loan, 1 Month LIBOR + 2.750%	5.182(c)	01/31/26	739	705,506
Beasley Mezzanine Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	6.432(c)	11/01/23	2,012	2,004,043
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	5.178(c)	11/18/24	1,638	1,633,646
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.690(c)	07/17/25	990	970,926
February 2019 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.440(c)	04/15/27	850	845,395
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%^	4.690(c)	01/15/26	3,691	3,630,775

Entravision Communications Corp., Term B Loan, 1 Month LIBOR + 2.750%	5.189(c)	11/29/24	1,649	1,576,889
EW Scripps Co., Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%	5.236(c)	05/01/26	950	947,031
iHeartCommunications, Inc., Term Loan	—(p)	05/31/26	1,270	1,270,530
Mission Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.736(c)	01/17/24	261	257,618

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)

NEP Group, Inc., First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.689%(c)	10/20/25	1,995	$ 1,987,519
Nexstar Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.678(c)	01/17/24	1,363	1,346,614
Nielsen Finance LLC, Class B-4 Term Loan, 1 Month LIBOR + 2.000%	4.463(c)	10/04/23	4,571	4,496,723
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	02/01/24	3,139	3,090,658
Tribune Media Co., Term C Loan, 1 Month LIBOR + 3.000%	5.439(c)	01/27/24	3,933	3,927,200
UnityMedia Finance LLC (Germany), First Lien Term Loan D, 1 Month LIBOR + 2.250%	4.690(c)	01/15/26	2,000	1,984,584
UnityMedia Hessen GmbH & Co. KG (Germany), Senior Facility B, 1 Month LIBOR + 2.250%	4.690(c)	09/30/25	1,000	993,125
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	03/15/24	3,609	3,420,666
Virgin Media Bristol LLC, K Facility, 1 Month LIBOR + 2.500%	4.940(c)	01/15/26	2,000	1,980,000
WideOpenWest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	5.680(c)	08/18/23	3,019	2,938,375
				40,007,823
Metal Fabricate/Hardware 1.6%
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.436(c)	11/23/20	7,960	7,930,464
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	5.851(c)	01/28/22	3,307	3,224,464
Global Brass and Copper, Inc., New Term Loan B, 1 Month LIBOR + 2.500%^	5.000(c)	05/29/25	1,985	1,982,252
WireCo WorldGroup, Inc. (Cayman Islands), First Lien Term Loan, 1 Month LIBOR + 5.000%	7.439(c)	09/29/23	856	855,146
				13,992,326

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Mining 0.3%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.189%(c)	02/27/23	1,317	$ 1,316,808
Covia Holdings Corp., Initial Term Loan, 3 Month LIBOR + 3.875%	6.473(c)	06/02/25	1,464	1,250,447
				2,567,255
Miscellaneous Manufacturing 0.2%
International Textile Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	7.486(c)	05/01/24	1,055	996,827
Momentive Performance Materials, Inc., First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.650(c)	05/15/24	700	696,938
				1,693,765
Oil & Gas 0.5%
Ascent Resources Marcellus LLC, Exit Term Loan, 1 Month LIBOR + 6.500%^	8.953(c)	03/30/23	250	245,000
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.375%	12.803(c)	12/31/21	1,275	1,297,313
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 4.500%	7.100(c)	07/29/21	3,075	3,065,799
				4,608,112
Packaging & Containers 1.5%
Berry Global, Inc.,
Term Loan	—(p)	06/30/26	1,200	1,192,950
Term R Loan, 1 Month LIBOR + 2.000%	4.451(c)	01/19/24	2,581	2,557,847

BWay Holding Co., Initial Term Loan, 3 Month LIBOR + 3.250%	5.854(c)	04/03/24	1,388	1,350,760
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%	5.439(c)	05/16/24	2,393	2,342,393
Incremental Term Loan, 1 Month LIBOR + 3.500%	5.939(c)	05/16/24	1,325	1,297,257

Plaze, Inc., Term Loan, 1 Month LIBOR + 3.500%	5.986(c)	07/31/22	1,849	1,835,139

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Packaging & Containers (cont’d.)

Pregis Holding I Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%^	6.101%(c)	05/20/21	2,103	$ 2,050,890
Tank Holding Corp., First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.000%	6.612(c)	03/26/26	600	601,000
				13,228,236
Pharmaceuticals 2.6%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.983(c)	09/26/24	2,846	2,724,617
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	6.000(c)	05/04/25	3,572	3,541,025
Arbor Pharmaceuticals LLC, Initial Term Loan, 3 Month LIBOR + 5.000%	7.601(c)	07/05/23	2,197	2,010,056
Bausch Health Co., Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	5.467(c)	06/02/25	2,374	2,361,856
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	03/01/24	3,322	3,271,530
Endo Luxembourg Finance Co. I Sarl, Initial Term Loan, 1 Month LIBOR + 4.250%	6.750(c)	04/29/24	2,476	2,391,555
Lannett Co., Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%	7.814(c)	11/25/22	2,126	1,987,709
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	5.189(c)	02/02/25	2,280	2,199,783
Vetcor Professional Practices LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%^	5.439(c)	07/02/25	1,365	1,330,570
				21,818,701
Pipelines 1.0%
BCP Renaissance Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	6.083(c)	10/31/24	1,836	1,825,107
Equitrans Midstream Corp., Term Loan, 1 Month LIBOR + 4.500%	6.939(c)	01/31/24	1,347	1,355,883
Lower Cadence Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	6.436(c)	05/22/26	1,500	1,499,063

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pipelines (cont’d.)
Prairie ECI Acquiror, LP, Initial Term Loan, 3 Month LIBOR + 4.750%	7.366%(c)	03/11/26	2,600	$ 2,617,061
Southcross Energy Partners, LP, Initial Term Loan Non-PIK, 3 Month LIBOR + 4.250%/PRIME + 5.250%^	7.977(c)	08/04/21	2,268	1,225,347
				8,522,461
Private Equity 0.3%
HarbourVest Partners, LP, Term Loan, 2 Month LIBOR + 2.250%^	4.745(c)	03/03/25	2,560	2,544,401
Real Estate 3.0%
ASP MCS Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.750%^	7.189(c)	05/20/24	1,253	814,247
Brookfield Property REIT, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%	4.939(c)	08/27/25	15,099	14,661,884
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	08/21/25	5,771	5,749,359
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%^	6.189(c)	01/30/24	4,081	4,081,371
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%	6.189(c)	01/30/24	230	227,103
				25,533,964
Real Estate Investment Trusts (REITs) 0.8%
Blackstone Mortgage Trust, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%^	4.939(c)	04/23/26	1,475	1,198,500
iStar, Inc., New Term Loan B, 1 Month LIBOR + 2.750%^	5.205(c)	06/28/23	2,626	2,613,010
VICI Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.436(c)	12/20/24	2,912	2,889,071
				6,700,581
Retail 7.1%
Academy Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	6.447(c)	07/01/22	4,050	2,946,124

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	7.439%(c)	09/25/24	5,281	$ 5,141,063
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%	6.083(c)	06/03/22	3,366	3,327,912
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.703(c)	01/02/25	3,267	3,227,638
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.689(c)	02/15/21	1,011	1,003,176
CWGS Group LLC, Term Loan, 1 Month LIBOR + 2.750%	5.211(c)	11/08/23	2,821	2,544,091
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	6.601(c)	02/07/25	3,049	2,995,872
Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.601(c)	04/20/26	908	898,610

Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%^	6.689(c)	04/07/25	492	492,936
Foundation Building Materials Holding Co. LLC, Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	08/13/25	2,219	2,191,695
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	4.939(c)	08/18/23	3,532	3,428,457
Highline AfterMarket Acquisition LLC, Term Loan, 1 Month LIBOR + 3.500%^	5.938(c)	04/28/25	1,159	1,042,755
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 4.000%	6.439(c)	11/21/23	2,671	2,663,912
K-Mac Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.680(c)	03/14/25	1,678	1,666,098
LBM Borrower LLC, Term Loan	—(p)	08/20/22	1,000	997,812
Leslie’s Poolmart, Inc., Tranche B-2 Term Loan, 2 Month LIBOR + 3.500%	5.981(c)	08/16/23	3,221	3,120,640
Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%^	5.736(c)	04/09/25	3,720	3,329,214
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.929(c)	01/30/23	2,598	2,562,898
Neiman Marcus Group Ltd., Other Term Loan, 1 Month LIBOR + 3.250%	5.717(c)	10/26/20	790	711,222
Petco Animal Supplies, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.833(c)	01/26/23	4,401	3,347,661

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

PetSmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 4.250%	6.720%(c)	03/11/22	2,037	$ 1,962,867
Rough Country LLC, Term Loan (First Lien), 1 Month LIBOR + 3.750%^	6.189(c)	05/25/23	1,910	1,895,759
Sally Holdings LLC, Term B-2 Loan	4.500	07/05/24	4,046	3,909,680
Serta Simmons Bedding LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.953(c)	11/08/23	2,126	1,489,130
Staples, Inc., 2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%	7.601(c)	04/16/26	1,875	1,837,500
Tacala Investment Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.689(c)	01/31/25	1,396	1,384,293
				60,119,015
Semiconductors 2.0%
Bright Bidco BV (Netherlands), 2018 Refinancing Term Loan B, 1 - 3 Month LIBOR + 3.500%	5.993(c)	06/30/24	2,775	2,101,981
Brooks Automation, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%^	5.360(c)	10/04/24	1,308	1,295,353
Cabot Microelectronics Corp., Initial Term Loan, 1 Month LIBOR + 2.250%	4.750(c)	11/17/25	1,491	1,487,218
Cohu, Inc., Initial Term B Loan, 3 Month LIBOR + 3.000%^	5.601(c)	10/01/25	2,861	2,789,109
Macom Technology Solutions Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.689(c)	05/17/24	3,457	3,197,333
MaxLinear, Inc., Initial Term B Loan, 1 Month LIBOR + 2.500%^	4.940(c)	05/12/24	1,814	1,791,335
Microchip Technology, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	4.440(c)	05/29/25	2,370	2,360,622
MKS Instruments, Inc., Tranche B-5 Term Loan, 1 Month LIBOR + 2.250%	4.689(c)	02/01/26	725	724,638
Natel Engineering Co., Inc., Initial Term Loan, 1 Month LIBOR + 5.000%^	7.439(c)	04/30/26	1,550	1,550,000
				17,297,589

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 7.3%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.851%(c)	10/02/25	5,312	$ 5,220,948
Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	6.815(c)	09/05/25	1,567	1,563,207
CommerceHub, Inc., First Lien Term Loan, 1 Month LIBOR + 3.750%^	6.189(c)	05/21/25	1,978	1,957,725
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	7.430(c)	02/06/26	2,850	2,840,501
EagleView Technology Corp., First Lien Term Loan, 1 Month LIBOR + 3.500%	5.930(c)	08/14/25	2,993	2,872,800
Evergreen Skills Lux Sarl (Luxembourg), First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	7.233(c)	04/28/21	1,790	1,508,418
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%^	9.101(c)	07/12/23	2,218	1,862,847
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.851(c)	06/13/25	1,650	1,637,625
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	6.101(c)	06/13/24	3,940	3,855,435

Greeneden US Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	12/01/23	3,413	3,374,758
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.829(c)	11/01/24	400	412,000
MA Financeco LLC (United Kingdom), Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.939(c)	06/21/24	606	596,198
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.180(c)	09/15/24	3,141	3,113,828
nThrive, Inc., First Lien Term B-2 Loan, 1 Month LIBOR + 4.500%	6.983(c)	10/20/22	2,947	2,847,784
Omnitracs LLC, Term Loan, 3 Month LIBOR + 2.750%	5.357(c)	03/21/25	1,877	1,851,696
Quest Software US Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	6.833(c)	05/16/25	2,512	2,474,689
Rackspace Hosting, Inc., Term B Loan (First Lien), 3 Month LIBOR + 3.000%	5.550(c)	11/03/23	5,218	4,819,476

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	5.189%(c)	10/12/23	1,985	$ 1,969,058
SCS Holdings I, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 9.500%^	11.939(c)	10/30/23	500	500,000
New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.689(c)	10/30/22	1,688	1,688,570
Term Loan	—(p)	06/30/26	2,375	2,375,000

Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.939(c)	06/21/24	4,091	4,026,269
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	4.689(c)	04/16/25	1,390	1,379,892
Term B-4 Loan, 1 Month LIBOR + 2.250%	4.689(c)	04/16/25	975	967,933
Term B-5 Loan, 1 Month LIBOR + 2.250%	4.689(c)	04/16/25	1,214	1,206,260

ThoughtWorks, Inc., Refinancing Term Loan, 1 Month LIBOR + 4.000%	6.439(c)	10/11/24	900	897,750
Tibco Software, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	5.940(c)	12/04/20	1,565	1,560,490
Ultimate Software Group, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.274(c)	05/04/26	2,825	2,826,766
				62,207,923
Storage/Warehousing 0.3%
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	6.101(c)	02/27/20	2,375	2,303,750
Telecommunications 9.0%
Avaya, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.250%	6.690(c)	12/15/24	2,820	2,756,513
Casa Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%^	6.428(c)	12/20/23	1,222	1,100,239
CenturyLink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	5.189(c)	01/31/25	4,566	4,437,168
Cologix Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.439(c)	03/20/24	2,415	2,287,871
CommScope, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	04/04/26	4,500	4,481,248
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	5.440(c)	10/05/23	3,975	3,879,883

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.780%(c)	05/27/24	4,270	$ 3,821,307
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	6.190(c)	06/17/24	4,084	4,005,317
Global Tel Link Corp.,
First Lien Term Loan, 1 Month LIBOR + 4.250%	6.689(c)	11/29/25	3,692	3,685,787
Second Lien Term Loan, 1 Month LIBOR + 8.250%	10.689(c)	11/27/26	825	806,438

GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	5.190(c)	05/30/25	5,409	4,992,622
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.180(c)	11/27/23	2,025	1,995,131
IPC Corp., Term B-1 Loan (First Lien), 3 Month LIBOR + 4.500%^	7.083(c)	08/06/21	757	636,139
MLN US HoldCo LLC, Term B Loan (First Lien), 1 Month LIBOR + 4.500%	6.939(c)	11/30/25	2,370	2,343,029
Numericable US LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	07/31/25	588	558,012
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%	6.127(c)	01/31/26	1,699	1,632,373
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%	6.440(c)	08/14/26	2,487	2,417,539
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.689(c)	11/01/25	750	716,250
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.939(c)	11/01/24	2,035	1,948,055

Speedcast International Ltd. (Australia), Initial Term Loan, 3 Month LIBOR + 2.750%^	5.351(c)	05/15/25	2,930	2,886,407
Sprint Communications, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.000%	5.500(c)	02/02/24	324	319,933
Initial Term Loan, 1 Month LIBOR + 2.500%	5.000(c)	02/02/24	13,881	13,528,645

Telenet Financing USD LLC (Belgium), Term Loan AN Facility, 1 Month LIBOR + 2.250%	4.690(c)	08/17/26	2,750	2,713,906
West Corp.,
Incremental B1 Term Loan, 1 - 3 Month LIBOR + 3.500%	5.980(c)	10/10/24	3,005	2,777,533
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.480(c)	10/10/24	1,997	1,862,674

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)

Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%	6.601%(c)	09/09/21	3,838	$ 3,837,640
				76,427,659
Textiles 0.2%
ASP Unifrax Holdings, Inc., USD Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.351(c)	12/12/25	1,696	1,657,596
Transportation 1.1%
Daseke Co., Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%	7.439(c)	02/27/24	2,632	2,621,468
REP WWEX Acquisition Parent LLC, Term Loan (First Lien), 3 Month LIBOR + 4.000%	6.878(c)	02/05/24	2,262	2,236,606
Savage Enterprises LLC, Initial Loan, 1 Month LIBOR + 4.500%	6.970(c)	08/01/25	931	933,042
Transplace Holdings, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.750%^	6.180(c)	10/07/24	1,161	1,158,244
Initial Loan (Second Lien), 1 Month LIBOR + 8.750%^	11.180(c)	10/06/25	204	199,903

XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.439(c)	02/24/25	2,000	1,980,834
				9,130,097
Total Bank Loans (cost $818,256,310)				797,712,436
Corporate Bonds 2.8%
Aerospace & Defense 0.3%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	500	491,250
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	1,600	1,535,000
				2,026,250

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	700	$ 641,676
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	775	771,125
Commercial Services 0.1%
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	1,050	1,018,080
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,125	1,125,000
Electric 0.2%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25	1,850	1,790,282
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	1,000	877,500
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,300	1,340,625
				2,218,125
Foods 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750	06/15/25	2,650	2,709,625
Healthcare-Products 0.0%
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	200	123,000

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 0.2%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23	1,050	$ 999,810
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	6.750	06/15/23	950	945,250
				1,945,060
Home Builders 0.1%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,000	1,025,000
Media 0.0%
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	250	251,250
Oil & Gas 0.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	2,850	1,068,750
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	2,150	2,206,438
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23	2,925	2,581,312
				5,856,500
Pharmaceuticals 0.2%
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	1,650	1,608,750
Retail 0.1%
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	500	410,000
Total Corporate Bonds (cost $24,539,334)				23,519,723

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks 0.1%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc.^	2,705	$ 27
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources - Marcellus LLC (Class A Stock)*^	182,358	483,249
Software 0.0%
Avaya Holdings Corp.*	32,696	411,315
Total Common Stocks (cost $1,057,511)		894,591

	Units
Warrants* 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, 1st Lien, expiring 03/30/23^	46,500	1,395
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	18,026	2,253
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	14,021	1,052

Total Warrants (cost $6,431)		4,700

Total Long-Term Investments (cost $871,559,586)		849,753,129

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	11,405,038	$ 11,405,038
PGIM Institutional Money Market Fund (cost $1,550,724; includes $1,547,173 of cash collateral for securities on loan)(b)(w)	1,550,578	1,550,888

Total Short-Term Investments (cost $12,955,762)		12,955,926

TOTAL INVESTMENTS 101.3% (cost $884,515,348)		862,709,055
Liabilities in excess of other assets(z) (1.3)%		(10,950,686)

Net Assets 100.0%		$ 851,758,369

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $150,752,720 and 17.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,500,844; cash collateral of $1,547,173 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.
(p)	Interest rate not available as of May 31, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at May 31, 2019:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
DentalCorp Perfect Smile ULC, Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 4.969%, Maturity Date 6/6/2025 (cost $83,411)	83	$ 82,369	$ —	$(1,043)
Heartland Dental LLC, Delayed Draw Term Loan, 1 Month LIBOR + 3.750%, 6.189%, Maturity Date 4/30/2025 (cost $19,979)	20	19,376	—	(603)

PGIM Floating Rate Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Unfunded loan commitment outstanding at May 31, 2019 (continued):
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Mister Car Wash Holdings, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 3.500%, 5.949%, Maturity Date 5/14/2026 (cost $47,619)	48	$ 47,530	$ —	$ (89)
VT Topco, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 5.060%, Maturity Date 8/1/2025 (cost $142,176)	142	142,340	164	—
		$291,615	$164	$(1,735)
Interest rate swap agreements outstanding at May 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
12,300	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	$318,919	$100,833	$(218,086)
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	(53,633)	(44,987)
400	02/03/24	2.228%(S)	3 Month LIBOR(1)(Q)	(7,404)	(7,508)	(104)
5,095	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	124,713	(49,047)	(173,760)
2,105	05/11/29	2.000%(S)	3 Month LIBOR(1)(Q)	181,227	18,538	(162,689)
				$608,809	$ 9,183	$(599,626)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Government Income Fund
Schedule of Investments  (unaudited)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.3%
Asset-Backed Securities 6.2%
Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.628%(c)	07/17/28	1,250	$ 1,245,855
Battalion CLO Ltd. , Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.595(c)	05/17/31	2,000	1,963,796
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.927(c)	04/13/27	1,250	1,250,602
Flagship CLO Ltd. (Cayman Islands), Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.451(c)	01/16/26	4,181	4,172,302
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.792(c)	10/20/26	2,276	2,275,232
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.833(c)	10/30/30	2,000	1,998,830
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.755(c)	07/25/31	4,000	3,966,190
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250%	3.842(c)	10/23/31	1,500	1,498,274
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370%	3.939(c)	01/20/32	2,000	2,006,774

Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460%	3.927(c)	07/20/32	4,000	4,000,000
Venture 32 CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100%	3.701(c)	07/18/31	1,750	1,726,843
Total Asset-Backed Securities (cost $26,116,655)				26,104,698
Commercial Mortgage-Backed Securities 20.0%
BANK, Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,655,876

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717%	02/25/22	211	$ 213,221
Series 2015-M01, Class AB2	2.465	09/25/24	647	656,330
Series 2015-M17, Class A2	2.937(cc)	11/25/25	2,900	2,974,367
Series 2016-M11, Class A2	2.369(cc)	07/25/26	2,600	2,559,169
Series 2016-M13, Class A2	2.481(cc)	09/25/26	4,400	4,369,970
Series 2018-M14, Class A1	3.578(cc)	08/25/28	1,634	1,735,666
Series 2019-M01, Class A2	3.555(cc)	09/25/28	2,000	2,141,167
Series 2019-M02, Class A1	3.024	08/25/28	1,982	2,036,012
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.507(cc)	06/25/20	22,456	259,598
Series K019, Class X1, IO	1.618(cc)	03/25/22	23,367	898,279
Series K020, Class X1, IO	1.401(cc)	05/25/22	13,780	480,415
Series K021, Class X1, IO	1.436(cc)	06/25/22	14,951	558,412
Series K025, Class X1, IO	0.831(cc)	10/25/22	37,918	922,126
Series K060, Class AM	3.300(cc)	10/25/26	3,860	4,036,358
Series K064, Class A2	3.224	03/25/27	3,900	4,072,122
Series K064, Class AM	3.327(cc)	03/25/27	2,100	2,198,429
Series K068, Class AM	3.315	08/25/27	3,200	3,351,056
Series K073, Class A2	3.350	01/25/28	3,800	4,004,263
Series K076, Class A2	3.900	04/25/28	2,700	2,960,481
Series K076, Class AM	3.900	04/25/28	750	817,342
Series K077, Class A2	3.850(cc)	05/25/28	1,570	1,718,894
Series K077, Class AM	3.850(cc)	05/25/28	310	337,807
Series K078, Class AM	3.920	06/25/28	925	1,012,037
Series K079, Class AM	3.930	06/25/28	1,225	1,340,165
Series K080, Class AM	3.986(cc)	07/25/28	3,300	3,635,215
Series K081, Class AM	3.900(cc)	08/25/28	2,600	2,834,302
Series K083, Class A2	4.050(cc)	09/25/28	1,125	1,249,144
Series K083, Class AM	4.030(cc)	10/25/28	450	496,777
Series K084, Class AM	3.880(cc)	10/25/28	2,200	2,396,721
Series K085, Class AM	4.060(cc)	10/25/28	1,100	1,216,506
Series K086, Class A2	3.859(cc)	11/25/28	2,500	2,736,892
Series K086, Class AM	3.919(cc)	11/25/28	350	383,194
Series K087, Class AM	3.832(cc)	12/25/28	400	435,587
Series K088, Class AM	3.761(cc)	01/25/29	880	954,217
Series K090, Class AM	3.492(cc)	03/25/29	1,450	1,534,901
Series K091, Class AM	3.566	03/25/29	1,650	1,758,562
Series K151, Class A3	3.511	04/25/30	900	953,509
Series K157, Class A2	3.990(cc)	05/25/33	2,900	3,196,810
Series K158, Class A2	3.900(cc)	12/25/30	1,275	1,399,091

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K711, Class X1, IO	1.620%(cc)	07/25/19	2,301	$ 1,362
Series KC03, Class A2	3.499	01/25/26	1,100	1,151,568
Series W5FX, Class AFX	3.214(cc)	04/25/28	1,970	2,036,657

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	2,500	2,562,374
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834	05/15/46	886	893,475
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,500	2,613,336
Total Commercial Mortgage-Backed Securities (cost $80,013,624)				83,749,762
Corporate Bonds 1.7%
Diversified Financial Services
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24	470	490,705
Private Export Funding Corp.,
Series BB, U.S. Gov’t. Gtd. Notes	4.300	12/15/21	1,210	1,274,406
Series KK, U.S. Gov’t. Gtd. Notes	3.550	01/15/24	2,085	2,221,678
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	2,870	2,890,989

Total Corporate Bonds (cost $6,797,372)				6,877,778
Residential Mortgage-Backed Securities 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620%	3.050(c)	10/25/28	51	51,749
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.572(cc)	02/25/34	237	239,930
Total Residential Mortgage-Backed Securities (cost $288,941)				291,679
U.S. Government Agency Obligations 39.8%
Federal Home Loan Banks	2.625	10/01/20	315	317,289
Federal Home Loan Banks	3.000	10/12/21	580	593,714
Federal Home Loan Banks	3.250	11/16/28	1,800	1,934,435
Federal Home Loan Mortgage Corp.	2.000	01/01/32	490	480,778
Federal Home Loan Mortgage Corp.	2.375	02/16/21	1,395	1,403,013
Federal Home Loan Mortgage Corp.	2.500	03/01/30	1,099	1,100,990

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	09/01/31	708	$ 709,806
Federal Home Loan Mortgage Corp.	3.000	10/01/28	208	211,091
Federal Home Loan Mortgage Corp.	3.000	06/01/29	598	607,481
Federal Home Loan Mortgage Corp.	3.000	12/01/30	652	661,734
Federal Home Loan Mortgage Corp.	3.000	01/01/37	1,400	1,419,969
Federal Home Loan Mortgage Corp.	3.000	04/01/43	1,638	1,653,902
Federal Home Loan Mortgage Corp.	3.000	11/01/46	873	881,242
Federal Home Loan Mortgage Corp.	3.000	11/01/46	1,058	1,065,924
Federal Home Loan Mortgage Corp.	3.000	12/01/46	863	869,585
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,842	1,856,306
Federal Home Loan Mortgage Corp.	3.500	08/01/26	342	353,215
Federal Home Loan Mortgage Corp.	3.500	01/01/27	185	190,879
Federal Home Loan Mortgage Corp.	3.500	11/01/37	701	721,526
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,694	1,741,766
Federal Home Loan Mortgage Corp.	3.500	06/01/43	1,228	1,262,984
Federal Home Loan Mortgage Corp.	3.500	08/01/47	919	940,025
Federal Home Loan Mortgage Corp.	3.500	10/01/47	458	468,365
Federal Home Loan Mortgage Corp.	4.000	06/01/26	109	113,030
Federal Home Loan Mortgage Corp.	4.000	09/01/26	309	319,174
Federal Home Loan Mortgage Corp.	4.000	11/01/39	1,133	1,179,239
Federal Home Loan Mortgage Corp.	4.000	09/01/40	809	842,284
Federal Home Loan Mortgage Corp.	4.000	12/01/40	432	450,158
Federal Home Loan Mortgage Corp.	4.000	12/01/40	614	639,234
Federal Home Loan Mortgage Corp.	4.000	04/01/42	1,483	1,544,044
Federal Home Loan Mortgage Corp.	4.000	05/01/46	1,953	2,026,582
Federal Home Loan Mortgage Corp.	4.000	08/01/46	402	416,989
Federal Home Loan Mortgage Corp.	4.000	12/01/46	406	420,771
Federal Home Loan Mortgage Corp.	4.000	08/01/47	453	469,675
Federal Home Loan Mortgage Corp.	4.000	08/01/47	1,397	1,449,206
Federal Home Loan Mortgage Corp.	4.000	06/01/48	489	507,325
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,669	1,785,412
Federal Home Loan Mortgage Corp.	4.500	07/01/47	434	455,539
Federal Home Loan Mortgage Corp.	4.500	07/01/47	442	464,353
Federal Home Loan Mortgage Corp.	5.000	06/01/33	714	768,385
Federal Home Loan Mortgage Corp.	5.000	03/01/34	73	77,932
Federal Home Loan Mortgage Corp.	5.000	05/01/34	79	84,376
Federal Home Loan Mortgage Corp.	5.000	05/01/34	937	1,006,979
Federal Home Loan Mortgage Corp.	5.000	02/01/48	438	462,769
Federal Home Loan Mortgage Corp.	5.500	05/01/37	106	116,391
Federal Home Loan Mortgage Corp.	5.500	01/01/38	96	104,877
Federal Home Loan Mortgage Corp.	6.000	12/01/33	57	64,677
Federal Home Loan Mortgage Corp.	6.000	09/01/34	144	156,314

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.500%	09/01/32	46	$ 51,137
Federal Home Loan Mortgage Corp.	6.500	09/01/32	137	151,992
Federal Home Loan Mortgage Corp.	7.000	09/01/32	30	31,304
Federal Home Loan Mortgage Corp.	8.000	03/01/22	4	3,745
Federal Home Loan Mortgage Corp.	8.000	08/01/22	2	2,257
Federal Home Loan Mortgage Corp.	8.500	09/01/19	—(r)	378
Federal Home Loan Mortgage Corp., MTN	2.750	06/19/23	160	164,671
Federal Home Loan Mortgage Corp., MTN	3.208(s)	12/11/25	1,100	955,098
Federal National Mortgage Assoc.	1.000	10/24/19	5,000	4,972,739
Federal National Mortgage Assoc.	1.875	09/24/26	520	508,336
Federal National Mortgage Assoc.	2.000	08/01/31	583	571,417
Federal National Mortgage Assoc.	2.375	01/19/23	205	207,758
Federal National Mortgage Assoc.	2.500	02/05/24	1,120	1,144,954
Federal National Mortgage Assoc.	2.500	08/01/28	681	684,514
Federal National Mortgage Assoc.	2.500	08/01/29	153	154,218
Federal National Mortgage Assoc.	2.500	11/01/31	403	403,644
Federal National Mortgage Assoc.	2.500	02/01/43	305	301,700
Federal National Mortgage Assoc.	2.500	12/01/46	1,382	1,359,528
Federal National Mortgage Assoc.	2.875	09/12/23	690	714,611
Federal National Mortgage Assoc.	3.000	01/01/27	667	679,545
Federal National Mortgage Assoc.	3.000	08/01/28	1,224	1,243,516
Federal National Mortgage Assoc.	3.000	02/01/31	2,534	2,570,856
Federal National Mortgage Assoc.	3.000	11/01/36	1,536	1,556,953
Federal National Mortgage Assoc.	3.000	12/01/42	1,337	1,348,690
Federal National Mortgage Assoc.	3.000	02/01/43	813	820,257
Federal National Mortgage Assoc.	3.000	03/01/43	399	402,520
Federal National Mortgage Assoc.	3.000	04/01/43	751	758,165
Federal National Mortgage Assoc.	3.000	06/01/43	416	419,714
Federal National Mortgage Assoc.	3.000	06/01/43	917	925,069
Federal National Mortgage Assoc.	3.000	07/01/43	2,458	2,480,149
Federal National Mortgage Assoc.	3.500	09/01/26	213	218,839
Federal National Mortgage Assoc.	3.500	03/01/27	528	543,578
Federal National Mortgage Assoc.	3.500	12/01/30	105	107,614
Federal National Mortgage Assoc.	3.500	02/01/33	227	233,699
Federal National Mortgage Assoc.	3.500	05/01/33	526	541,000
Federal National Mortgage Assoc.	3.500	10/01/41	2,545	2,615,270
Federal National Mortgage Assoc.	3.500	12/01/41	700	718,837
Federal National Mortgage Assoc.	3.500	03/01/42	676	697,083
Federal National Mortgage Assoc.	3.500	05/01/42	3,181	3,268,534
Federal National Mortgage Assoc.	3.500	12/01/42	1,658	1,703,809
Federal National Mortgage Assoc.	3.500	03/01/43	789	811,064
Federal National Mortgage Assoc.	3.500	06/01/45	6,208	6,354,221

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.500%	12/01/46	2,131	$ 2,179,227
Federal National Mortgage Assoc.	3.500	11/01/47	815	833,371
Federal National Mortgage Assoc.	4.000	09/01/40	1,323	1,376,325
Federal National Mortgage Assoc.	4.000	01/01/41	1,701	1,770,063
Federal National Mortgage Assoc.	4.000	09/01/44	1,374	1,426,470
Federal National Mortgage Assoc.	4.000	06/01/47	477	495,075
Federal National Mortgage Assoc.	4.000	10/01/47	444	459,828
Federal National Mortgage Assoc.	4.000	10/01/47	900	932,977
Federal National Mortgage Assoc.	4.000	12/01/47	941	975,703
Federal National Mortgage Assoc.	4.000	06/01/48	704	728,985
Federal National Mortgage Assoc.	4.500	01/01/20	6	6,048
Federal National Mortgage Assoc.	4.500	04/01/41	1,426	1,524,517
Federal National Mortgage Assoc.	4.500	01/01/45	350	369,937
Federal National Mortgage Assoc.	4.500	06/01/48	1,105	1,153,967
Federal National Mortgage Assoc.	5.000	11/01/19	6	6,597
Federal National Mortgage Assoc.	5.000	12/01/31	67	70,723
Federal National Mortgage Assoc.	5.000	03/01/34	380	408,988
Federal National Mortgage Assoc.	5.000	07/01/35	153	163,483
Federal National Mortgage Assoc.	5.000	09/01/35	78	83,976
Federal National Mortgage Assoc.	5.000	11/01/35	101	108,343
Federal National Mortgage Assoc.	5.000	05/01/36	58	62,786
Federal National Mortgage Assoc.	5.500	02/01/34	362	399,291
Federal National Mortgage Assoc.	5.500	09/01/34	682	753,556
Federal National Mortgage Assoc.	5.500	02/01/35	528	585,921
Federal National Mortgage Assoc.	5.500	06/01/35	115	123,225
Federal National Mortgage Assoc.	5.500	06/01/35	188	202,752
Federal National Mortgage Assoc.	5.500	09/01/35	107	114,106
Federal National Mortgage Assoc.	5.500	09/01/35	258	278,196
Federal National Mortgage Assoc.	5.500	10/01/35	373	410,571
Federal National Mortgage Assoc.	5.500	11/01/35	402	431,573
Federal National Mortgage Assoc.	5.500	11/01/35	884	974,787
Federal National Mortgage Assoc.	5.500	11/01/36	10	11,106
Federal National Mortgage Assoc.	6.000	08/01/21	12	12,612
Federal National Mortgage Assoc.	6.000	09/01/21	10	10,020
Federal National Mortgage Assoc.	6.000	07/01/22	1	1,166
Federal National Mortgage Assoc.	6.000	09/01/33	1	613
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	483
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	297
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	159
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	306
Federal National Mortgage Assoc.	6.000	09/01/34	21	23,831
Federal National Mortgage Assoc.	6.000	09/01/34	26	28,145

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/34	4	$ 4,414
Federal National Mortgage Assoc.	6.000	11/01/34	30	32,616
Federal National Mortgage Assoc.	6.000	02/01/35	1	1,348
Federal National Mortgage Assoc.	6.000	03/01/35	19	21,019
Federal National Mortgage Assoc.	6.000	04/01/35	1	879
Federal National Mortgage Assoc.	6.000	12/01/35	124	134,333
Federal National Mortgage Assoc.	6.000	01/01/36	241	264,334
Federal National Mortgage Assoc.	6.000	05/01/36	101	112,637
Federal National Mortgage Assoc.	6.000	05/01/36	452	506,419
Federal National Mortgage Assoc.	6.250	05/15/29	210	281,449
Federal National Mortgage Assoc.	6.500	07/01/32	690	787,007
Federal National Mortgage Assoc.	6.500	08/01/32	235	259,495
Federal National Mortgage Assoc.	6.500	09/01/32	85	94,245
Federal National Mortgage Assoc.	6.500	10/01/32	91	100,845
Federal National Mortgage Assoc.	6.500	10/01/32	648	744,700
Federal National Mortgage Assoc.	6.500	10/01/37	326	372,035
Federal National Mortgage Assoc.	6.625	11/15/30	580	821,032
Federal National Mortgage Assoc.	7.000	05/01/24	3	2,554
Federal National Mortgage Assoc.	7.000	05/01/24	3	3,244
Federal National Mortgage Assoc.	7.000	05/01/24	9	9,308
Federal National Mortgage Assoc.	7.000	05/01/24	16	16,055
Federal National Mortgage Assoc.	7.000	05/01/24	18	18,508
Federal National Mortgage Assoc.	7.000	05/01/24	72	77,618
Federal National Mortgage Assoc.	7.000	12/01/31	1	1,228
Federal National Mortgage Assoc.	7.000	12/01/31	309	354,135
Federal National Mortgage Assoc.	7.000	09/01/33	66	67,516
Federal National Mortgage Assoc.	7.000	10/01/33	31	31,339
Federal National Mortgage Assoc.	7.000	11/01/33	69	70,363
Federal National Mortgage Assoc.	7.000	02/01/36	6	6,295
Federal National Mortgage Assoc.	9.000	04/01/25	3	3,590
Federal National Mortgage Assoc.	9.500	01/01/25	1	1,398
Federal National Mortgage Assoc.	9.500	01/01/25	2	2,299
Federal National Mortgage Assoc.	9.500	01/01/25	7	7,118
Federal National Mortgage Assoc.	9.500	02/01/25	1	1,280
Government National Mortgage Assoc.	2.500	12/20/46	564	560,412
Government National Mortgage Assoc.	3.000	03/15/45	2,388	2,425,174
Government National Mortgage Assoc.	3.000	10/20/46	386	392,453
Government National Mortgage Assoc.	3.000	02/20/47	6,419	6,522,076
Government National Mortgage Assoc.	3.500	04/20/42	391	403,608
Government National Mortgage Assoc.	3.500	01/20/43	2,189	2,256,991
Government National Mortgage Assoc.	3.500	04/20/43	1,009	1,040,919
Government National Mortgage Assoc.	3.500	03/20/45	1,899	1,954,966

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	04/20/45	1,071	$ 1,103,158
Government National Mortgage Assoc.	3.500	07/20/46	4,090	4,211,915
Government National Mortgage Assoc.	3.500	01/20/47	870	895,403
Government National Mortgage Assoc.	3.500	03/20/47	427	439,748
Government National Mortgage Assoc.	4.000	02/20/41	514	538,691
Government National Mortgage Assoc.	4.000	06/20/44	1,117	1,170,126
Government National Mortgage Assoc.	4.000	08/20/44	335	349,766
Government National Mortgage Assoc.	4.000	11/20/45	763	799,273
Government National Mortgage Assoc.	4.000	11/20/46	770	804,460
Government National Mortgage Assoc.	4.000	02/20/47	809	842,601
Government National Mortgage Assoc.	4.000	10/20/47	965	1,001,319
Government National Mortgage Assoc.	4.000	12/20/47	721	747,347
Government National Mortgage Assoc.	4.500	02/20/40	307	325,960
Government National Mortgage Assoc.	4.500	01/20/41	179	190,034
Government National Mortgage Assoc.	4.500	02/20/41	898	953,250
Government National Mortgage Assoc.	4.500	03/20/41	459	487,315
Government National Mortgage Assoc.	4.500	06/20/44	671	712,057
Government National Mortgage Assoc.	4.500	02/20/46	67	71,152
Government National Mortgage Assoc.	4.500	03/20/46	338	355,188
Government National Mortgage Assoc.	4.500	03/20/47	2,223	2,343,638
Government National Mortgage Assoc.	4.500	08/20/47	444	465,175
Government National Mortgage Assoc.	4.500	01/20/48	404	422,409
Government National Mortgage Assoc.	4.500	02/20/48	2,638	2,767,391
Government National Mortgage Assoc.	5.000	07/15/33	489	529,122
Government National Mortgage Assoc.	5.000	09/15/33	646	699,328
Government National Mortgage Assoc.	5.000	04/15/34	63	66,015
Government National Mortgage Assoc.	5.500	02/15/34	467	505,103
Government National Mortgage Assoc.	5.500	02/15/36	118	130,327
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	282
Government National Mortgage Assoc.	7.000	12/15/22	1	824
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	400
Government National Mortgage Assoc.	7.000	01/15/23	1	1,360
Government National Mortgage Assoc.	7.000	01/15/23	2	1,630
Government National Mortgage Assoc.	7.000	01/15/23	2	2,254
Government National Mortgage Assoc.	7.000	01/15/23	3	2,852
Government National Mortgage Assoc.	7.000	03/15/23	2	1,716
Government National Mortgage Assoc.	7.000	03/15/23	3	3,075
Government National Mortgage Assoc.	7.000	04/15/23	1	802
Government National Mortgage Assoc.	7.000	04/15/23	1	1,030
Government National Mortgage Assoc.	7.000	04/15/23	3	2,920
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	96
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	292

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	05/15/23	1	$ 550
Government National Mortgage Assoc.	7.000	05/15/23	1	564
Government National Mortgage Assoc.	7.000	05/15/23	1	589
Government National Mortgage Assoc.	7.000	05/15/23	1	682
Government National Mortgage Assoc.	7.000	05/15/23	1	1,272
Government National Mortgage Assoc.	7.000	05/15/23	2	1,606
Government National Mortgage Assoc.	7.000	05/15/23	5	4,915
Government National Mortgage Assoc.	7.000	05/15/23	7	7,206
Government National Mortgage Assoc.	7.000	05/15/23	10	9,697
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	120
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	355
Government National Mortgage Assoc.	7.000	06/15/23	1	909
Government National Mortgage Assoc.	7.000	06/15/23	1	1,194
Government National Mortgage Assoc.	7.000	06/15/23	1	1,391
Government National Mortgage Assoc.	7.000	06/15/23	2	1,663
Government National Mortgage Assoc.	7.000	06/15/23	3	3,132
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	226
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	274
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	438
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	476
Government National Mortgage Assoc.	7.000	07/15/23	1	648
Government National Mortgage Assoc.	7.000	07/15/23	1	933
Government National Mortgage Assoc.	7.000	07/15/23	1	1,208
Government National Mortgage Assoc.	7.000	07/15/23	2	1,576
Government National Mortgage Assoc.	7.000	07/15/23	2	2,495
Government National Mortgage Assoc.	7.000	07/15/23	3	3,166
Government National Mortgage Assoc.	7.000	07/15/23	13	13,617
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	80
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	295
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	480
Government National Mortgage Assoc.	7.000	08/15/23	1	536
Government National Mortgage Assoc.	7.000	08/15/23	1	544
Government National Mortgage Assoc.	7.000	08/15/23	1	732
Government National Mortgage Assoc.	7.000	08/15/23	1	888
Government National Mortgage Assoc.	7.000	08/15/23	1	1,265
Government National Mortgage Assoc.	7.000	08/15/23	1	1,474
Government National Mortgage Assoc.	7.000	08/15/23	2	1,629
Government National Mortgage Assoc.	7.000	08/15/23	2	2,097
Government National Mortgage Assoc.	7.000	08/15/23	3	2,552
Government National Mortgage Assoc.	7.000	08/15/23	3	2,962
Government National Mortgage Assoc.	7.000	08/15/23	4	3,610
Government National Mortgage Assoc.	7.000	08/15/23	4	4,100

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	5	$ 4,579
Government National Mortgage Assoc.	7.000	08/15/23	5	5,384
Government National Mortgage Assoc.	7.000	09/15/23	—(r)	476
Government National Mortgage Assoc.	7.000	09/15/23	1	564
Government National Mortgage Assoc.	7.000	09/15/23	1	886
Government National Mortgage Assoc.	7.000	09/15/23	1	891
Government National Mortgage Assoc.	7.000	09/15/23	1	949
Government National Mortgage Assoc.	7.000	09/15/23	1	1,239
Government National Mortgage Assoc.	7.000	09/15/23	7	7,586
Government National Mortgage Assoc.	7.000	09/15/23	30	31,016
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	174
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	196
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	225
Government National Mortgage Assoc.	7.000	10/15/23	1	532
Government National Mortgage Assoc.	7.000	10/15/23	1	663
Government National Mortgage Assoc.	7.000	10/15/23	1	689
Government National Mortgage Assoc.	7.000	10/15/23	1	1,046
Government National Mortgage Assoc.	7.000	10/15/23	1	1,147
Government National Mortgage Assoc.	7.000	10/15/23	1	1,233
Government National Mortgage Assoc.	7.000	10/15/23	1	1,361
Government National Mortgage Assoc.	7.000	10/15/23	1	1,431
Government National Mortgage Assoc.	7.000	10/15/23	1	1,446
Government National Mortgage Assoc.	7.000	10/15/23	1	1,474
Government National Mortgage Assoc.	7.000	10/15/23	2	1,586
Government National Mortgage Assoc.	7.000	10/15/23	2	1,774
Government National Mortgage Assoc.	7.000	10/15/23	2	2,084
Government National Mortgage Assoc.	7.000	10/15/23	3	2,806
Government National Mortgage Assoc.	7.000	10/15/23	3	3,067
Government National Mortgage Assoc.	7.000	10/15/23	3	3,193
Government National Mortgage Assoc.	7.000	10/15/23	4	3,774
Government National Mortgage Assoc.	7.000	10/15/23	4	4,250
Government National Mortgage Assoc.	7.000	10/15/23	6	5,847
Government National Mortgage Assoc.	7.000	10/15/23	6	6,046
Government National Mortgage Assoc.	7.000	10/15/23	10	10,222
Government National Mortgage Assoc.	7.000	10/15/23	12	12,188
Government National Mortgage Assoc.	7.000	10/15/23	30	31,213
Government National Mortgage Assoc.	7.000	10/15/23	33	33,024
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	31
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	228
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	346
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	452
Government National Mortgage Assoc.	7.000	11/15/23	1	612

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	1	$ 751
Government National Mortgage Assoc.	7.000	11/15/23	1	899
Government National Mortgage Assoc.	7.000	11/15/23	1	1,142
Government National Mortgage Assoc.	7.000	11/15/23	1	1,157
Government National Mortgage Assoc.	7.000	11/15/23	1	1,186
Government National Mortgage Assoc.	7.000	11/15/23	1	1,469
Government National Mortgage Assoc.	7.000	11/15/23	2	1,809
Government National Mortgage Assoc.	7.000	11/15/23	3	2,727
Government National Mortgage Assoc.	7.000	11/15/23	3	2,954
Government National Mortgage Assoc.	7.000	11/15/23	4	3,963
Government National Mortgage Assoc.	7.000	11/15/23	4	4,133
Government National Mortgage Assoc.	7.000	11/15/23	4	4,239
Government National Mortgage Assoc.	7.000	11/15/23	4	4,633
Government National Mortgage Assoc.	7.000	11/15/23	6	5,595
Government National Mortgage Assoc.	7.000	11/15/23	6	5,867
Government National Mortgage Assoc.	7.000	11/15/23	12	12,390
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	427
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	508
Government National Mortgage Assoc.	7.000	12/15/23	1	505
Government National Mortgage Assoc.	7.000	12/15/23	1	552
Government National Mortgage Assoc.	7.000	12/15/23	1	706
Government National Mortgage Assoc.	7.000	12/15/23	1	974
Government National Mortgage Assoc.	7.000	12/15/23	1	1,035
Government National Mortgage Assoc.	7.000	12/15/23	1	1,050
Government National Mortgage Assoc.	7.000	12/15/23	1	1,095
Government National Mortgage Assoc.	7.000	12/15/23	1	1,310
Government National Mortgage Assoc.	7.000	12/15/23	2	1,512
Government National Mortgage Assoc.	7.000	12/15/23	2	1,588
Government National Mortgage Assoc.	7.000	12/15/23	2	2,121
Government National Mortgage Assoc.	7.000	12/15/23	2	2,343
Government National Mortgage Assoc.	7.000	12/15/23	2	2,368
Government National Mortgage Assoc.	7.000	12/15/23	2	2,405
Government National Mortgage Assoc.	7.000	12/15/23	3	2,982
Government National Mortgage Assoc.	7.000	12/15/23	3	3,150
Government National Mortgage Assoc.	7.000	12/15/23	4	3,812
Government National Mortgage Assoc.	7.000	12/15/23	4	4,106
Government National Mortgage Assoc.	7.000	12/15/23	4	4,117
Government National Mortgage Assoc.	7.000	12/15/23	4	4,502
Government National Mortgage Assoc.	7.000	12/15/23	5	4,594
Government National Mortgage Assoc.	7.000	12/15/23	5	5,193
Government National Mortgage Assoc.	7.000	12/15/23	6	5,839
Government National Mortgage Assoc.	7.000	12/15/23	6	6,306

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	7	$ 7,157
Government National Mortgage Assoc.	7.000	12/15/23	9	8,900
Government National Mortgage Assoc.	7.000	12/15/23	11	11,045
Government National Mortgage Assoc.	7.000	12/15/23	14	13,741
Government National Mortgage Assoc.	7.000	12/15/23	17	17,386
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	345
Government National Mortgage Assoc.	7.000	01/15/24	1	843
Government National Mortgage Assoc.	7.000	01/15/24	1	897
Government National Mortgage Assoc.	7.000	01/15/24	1	975
Government National Mortgage Assoc.	7.000	01/15/24	1	1,291
Government National Mortgage Assoc.	7.000	01/15/24	1	1,398
Government National Mortgage Assoc.	7.000	01/15/24	2	2,133
Government National Mortgage Assoc.	7.000	01/15/24	2	2,288
Government National Mortgage Assoc.	7.000	01/15/24	2	2,410
Government National Mortgage Assoc.	7.000	01/15/24	4	3,633
Government National Mortgage Assoc.	7.000	01/15/24	4	3,744
Government National Mortgage Assoc.	7.000	01/15/24	7	6,730
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	382
Government National Mortgage Assoc.	7.000	02/15/24	1	525
Government National Mortgage Assoc.	7.000	02/15/24	1	694
Government National Mortgage Assoc.	7.000	02/15/24	2	1,567
Government National Mortgage Assoc.	7.000	02/15/24	2	1,606
Government National Mortgage Assoc.	7.000	02/15/24	2	2,077
Government National Mortgage Assoc.	7.000	02/15/24	10	10,360
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	105
Government National Mortgage Assoc.	7.000	03/15/24	1	643
Government National Mortgage Assoc.	7.000	03/15/24	1	1,151
Government National Mortgage Assoc.	7.000	03/15/24	1	1,172
Government National Mortgage Assoc.	7.000	03/15/24	2	2,530
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	104
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	424
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	496
Government National Mortgage Assoc.	7.000	04/15/24	1	555
Government National Mortgage Assoc.	7.000	04/15/24	1	726
Government National Mortgage Assoc.	7.000	04/15/24	1	808
Government National Mortgage Assoc.	7.000	04/15/24	1	1,486
Government National Mortgage Assoc.	7.000	04/15/24	2	1,793
Government National Mortgage Assoc.	7.000	04/15/24	2	1,873
Government National Mortgage Assoc.	7.000	04/15/24	2	1,926
Government National Mortgage Assoc.	7.000	04/15/24	2	2,064
Government National Mortgage Assoc.	7.000	04/15/24	4	4,226
Government National Mortgage Assoc.	7.000	04/15/24	6	6,277

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	04/15/24	7	$ 7,251
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	209
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	370
Government National Mortgage Assoc.	7.000	05/15/24	1	669
Government National Mortgage Assoc.	7.000	05/15/24	2	1,504
Government National Mortgage Assoc.	7.000	05/15/24	2	1,538
Government National Mortgage Assoc.	7.000	05/15/24	2	2,509
Government National Mortgage Assoc.	7.000	05/15/24	3	2,908
Government National Mortgage Assoc.	7.000	05/15/24	4	4,048
Government National Mortgage Assoc.	7.000	05/15/24	4	4,177
Government National Mortgage Assoc.	7.000	05/15/24	6	6,369
Government National Mortgage Assoc.	7.000	05/15/24	6	6,685
Government National Mortgage Assoc.	7.000	05/15/24	9	9,183
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	306
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	371
Government National Mortgage Assoc.	7.000	06/15/24	1	800
Government National Mortgage Assoc.	7.000	06/15/24	1	896
Government National Mortgage Assoc.	7.000	06/15/24	1	1,400
Government National Mortgage Assoc.	7.000	06/15/24	3	3,001
Government National Mortgage Assoc.	7.000	06/15/24	3	3,397
Government National Mortgage Assoc.	7.000	06/15/24	4	3,725
Government National Mortgage Assoc.	7.000	06/15/24	6	6,552
Government National Mortgage Assoc.	7.000	06/15/24	9	8,997
Government National Mortgage Assoc.	7.000	07/15/24	1	1,112
Government National Mortgage Assoc.	7.000	07/15/24	3	2,645
Government National Mortgage Assoc.	7.000	10/15/24	2	2,225
Government National Mortgage Assoc.	7.000	02/15/29	7	6,717
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	72
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	288
Government National Mortgage Assoc.	7.500	03/15/23	1	804
Government National Mortgage Assoc.	7.500	05/15/23	—(r)	454
Government National Mortgage Assoc.	7.500	05/15/23	4	4,399
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	308
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	107
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	193
Government National Mortgage Assoc.	7.500	09/15/23	3	2,555
Government National Mortgage Assoc.	7.500	10/15/23	4	3,551
Government National Mortgage Assoc.	7.500	10/15/23	8	8,492
Government National Mortgage Assoc.	7.500	11/15/23	1	684
Government National Mortgage Assoc.	7.500	11/15/23	8	8,941
Government National Mortgage Assoc.	7.500	12/15/23	1	633
Government National Mortgage Assoc.	7.500	12/15/23	2	2,490

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.500%	01/15/24	1	$ 1,403
Government National Mortgage Assoc.	7.500	01/15/24	2	2,244
Government National Mortgage Assoc.	7.500	01/15/24	3	2,671
Government National Mortgage Assoc.	7.500	01/15/24	11	11,179
Government National Mortgage Assoc.	7.500	01/15/24	11	11,727
Government National Mortgage Assoc.	7.500	02/15/24	1	897
Government National Mortgage Assoc.	7.500	02/15/24	10	10,972
Government National Mortgage Assoc.	7.500	03/15/24	1	628
Government National Mortgage Assoc.	7.500	03/15/24	3	3,020
Government National Mortgage Assoc.	7.500	04/15/24	2	2,463
Government National Mortgage Assoc.	7.500	04/15/24	3	2,560
Government National Mortgage Assoc.	7.500	04/15/24	6	5,965
Government National Mortgage Assoc.	7.500	05/15/24	—(r)	466
Government National Mortgage Assoc.	7.500	05/15/24	1	761
Government National Mortgage Assoc.	7.500	06/15/24	1	1,238
Government National Mortgage Assoc.	7.500	06/15/24	2	1,849
Government National Mortgage Assoc.	7.500	06/15/24	4	3,793
Government National Mortgage Assoc.	7.500	06/15/24	5	5,163
Government National Mortgage Assoc.	7.500	07/15/24	5	4,742
Government National Mortgage Assoc.	7.500	07/15/24	11	11,118
Government National Mortgage Assoc.	8.500	04/15/25	109	120,749
Government National Mortgage Assoc.	9.500	07/20/21	—(r)	18
Government National Mortgage Assoc.	9.500	08/20/21	3	3,489
Hashemite Kingdom of Jordan Government, USAID Bond, Gov’t. Gtd. Notes	3.000	06/30/25	2,669	2,750,237
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	09/18/23	2,535	2,888,843
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.652(s)	08/15/23	1,000	909,129
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.744(s)	08/15/23	1,000	909,129
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.923(s)	11/15/25	1,000	857,791
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.961(s)	05/15/26	1,000	844,196
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.997(s)	02/15/26	800	679,484
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.040(s)	11/15/26	800	665,217
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.141(s)	05/15/23	600	548,990
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.329(s)	05/15/25	1,000	869,581
Residual Funding Corp. Strips Principal, Bonds, PO	2.862(s)	01/15/30	1,260	956,334
Residual Funding Corp. Strips Principal, Bonds, PO	3.139(s)	04/15/30	2,280	1,717,206
Resolution Funding Corp. Strips Principal, Bonds, PO	2.671(s)	04/15/22	800	752,546
Resolution Funding Corp. Strips Principal, Bonds, PO	3.657(s)	04/15/30	1,000	752,667
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	650	649,566
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335	347,090
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	233,462

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%	11/01/25	1,300	$ 1,648,327
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,674,225
Total U.S. Government Agency Obligations (cost $164,451,540)				166,500,126
U.S. Treasury Obligations 31.5%
U.S. Treasury Bonds	3.375	11/15/48	435	506,537
U.S. Treasury Bonds	3.750	11/15/43	5,085	6,196,549
U.S. Treasury Bonds	5.250	11/15/28	3,355	4,243,944
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	01/15/29	3,805	3,976,365
U.S. Treasury Notes	1.125	02/28/21	3,025	2,979,389
U.S. Treasury Notes	1.375	08/31/20	1,965	1,946,732
U.S. Treasury Notes	1.625	04/30/23	1,905	1,883,494
U.S. Treasury Notes	1.750	05/15/23(k)	4,815	4,782,837
U.S. Treasury Notes	2.000	11/30/20	2,225	2,223,436
U.S. Treasury Notes	2.125	09/30/21	15,715	15,783,753
U.S. Treasury Notes	2.125	05/15/22	1,540	1,549,986
U.S. Treasury Notes	2.125	06/30/22	2,840	2,858,637
U.S. Treasury Notes	2.125	02/29/24	2,125	2,142,266
U.S. Treasury Notes	2.125	05/15/25(k)	14,545	14,645,565
U.S. Treasury Notes	2.250	04/30/21	140	140,744
U.S. Treasury Notes	2.250	04/30/24	2,230	2,262,230
U.S. Treasury Notes	2.250	12/31/24	3,485	3,535,505
U.S. Treasury Notes	2.250	11/15/27	11,585	11,714,426
U.S. Treasury Notes	2.375	08/15/24	12,105	12,350,883
U.S. Treasury Notes	2.375	04/30/26	5,080	5,193,506
U.S. Treasury Notes	2.625	11/15/20	1,940	1,955,611
U.S. Treasury Notes	2.750	11/30/20	4,450	4,494,674
U.S. Treasury Notes	2.750	04/30/23	8,020	8,268,745
U.S. Treasury Notes	3.125	11/15/28	2,395	2,596,517
U.S. Treasury Strips Coupon	1.881(s)	05/15/31	1,100	833,520
U.S. Treasury Strips Coupon	1.898(s)	08/15/29	1,100	873,998
U.S. Treasury Strips Coupon	2.100(s)	11/15/35	2,200	1,464,736
U.S. Treasury Strips Coupon	2.184(s)	02/15/28	695	573,822
U.S. Treasury Strips Coupon	2.241(s)	05/15/28	345	283,032
U.S. Treasury Strips Coupon	2.264(s)	08/15/40	2,200	1,274,935
U.S. Treasury Strips Coupon	2.280(s)	02/15/29	345	277,922
U.S. Treasury Strips Coupon	2.384(s)	05/15/29	710	566,320
U.S. Treasury Strips Coupon	2.404(s)	08/15/21	3,185	3,050,033
U.S. Treasury Strips Coupon	2.499(s)	02/15/22(k)	1,675	1,589,116

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	2.581%(s)	08/15/24	2,110	$ 1,901,208
U.S. Treasury Strips Coupon	3.143(s)	08/15/27	920	769,716
Total U.S. Treasury Obligations (cost $128,879,965)				131,690,689

Total Long-Term Investments (cost $406,548,097)				415,214,732

	Shares
Short-Term Investments 0.4%
Affiliated Mutual Fund 0.3%
PGIM Core Ultra Short Bond Fund (cost $1,227,012)(w)		1,227,012	1,227,012
Options Purchased*~ 0.1%
(cost $80,748)				504,217
TOTAL SHORT-TERM INVESTMENTS (cost $1,307,760)		1,731,229
TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.7% (cost $407,855,857)		416,945,961
Option Written*~ (0.0)%
(premiums received $10,345)				(10,800)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.7% (cost $407,845,512)				416,935,161
Other assets in excess of liabilities(z) 0.3%				1,351,985

Net Assets 100.0%				$ 418,287,146

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(66,129) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollars 1 Year Mid-Curve	Put	07/12/19	$98.13		288		720	$46,800
(cost $54,455)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		1,200	$ 10,696
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		1,800	16,987
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		2,178	28,668
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		2,118	27,875
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		5,296	65,455
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		10,512	136,785
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		10,660	141,986
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		2,118	27,354
Total OTC Traded (cost $20,693)									$455,806

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	500	$ 1,611
(cost $5,600)
Total Options Purchased (cost $80,748)								$504,217

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Eurodollars 1 Year Mid-Curve	Put	07/12/19	$97.88		288		720	$(10,800)
(premiums received $10,345)
Futures contracts outstanding at May 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
214	2 Year U.S. Treasury Notes	Sep. 2019	$45,939,781	$ 153,911
705	5 Year U.S. Treasury Notes	Sep. 2019	82,743,869	677,213
245	10 Year U.S. Ultra Treasury Notes	Sep. 2019	33,453,986	696,172
311	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	54,667,969	2,047,913
				3,575,209
Short Positions:
168	10 Year U.S. Treasury Notes	Sep. 2019	21,294,000	(232,101)
376	20 Year U.S. Treasury Bonds	Sep. 2019	57,798,250	(1,582,333)
				(1,814,434)
				$ 1,760,775
Forward rate agreements outstanding at May 31, 2019:
Notional Amount (000)#	Termination Date(5)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
15,100	06/14/19	—(3)	—(3)	$(17,426)	$—	$(17,426)	Citigroup Global Markets, Inc.
36,100	06/24/19	—(4)	—(4)	(48,703)	—	(48,703)	Citigroup Global Markets, Inc.
				$(66,129)	$—	$(66,129)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMS minus 1.373% upon termination.
(4)	The Fund pays or receives payments based on CMM102 minus 7 Year CMS minus 1.353% upon termination.
(5)	The Fund may choose to terminate these agreements at any time prior to the stated termination date.

PGIM Government Income Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Interest rate swap agreements outstanding at May 31, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
8,455	03/23/21	2.369%(A)	1 Day USOIS(1)(A)	$ —	$ (86,085)	$ (86,085)
6,243	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(2,294)	43,707	46,001
14,910	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(161,809)	(161,809)
22,835	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(7,171)	(384,225)	(377,054)
8,110	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	21,190	(163,311)	(184,501)
6,650	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(251,848)	(251,848)
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(24,092)	(24,092)
3,684	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,549)	(218,037)	(215,488)
1,905	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(123,725)	(123,725)
1,780	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,404	(132,931)	(134,335)
8,016	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	501	(600,819)	(601,320)
11,445	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	115,326	(220,609)	(335,935)
735	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(12,148)	(12,148)
4,004	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(11,527)	(135,033)	(123,506)
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	(9,440)	(63,201)
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(12,077)	(14,074)
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(10,052)	(10,052)
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,635)	(53,534)	(51,899)
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(10,459)	(10,459)
14,338	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(216,192)	(932,217)	(716,025)
6,394	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(28,425)	(439,193)	(410,768)
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(10,191)	(10,191)
				$ (75,614)	$(3,948,128)	$(3,872,514)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Glossary
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
MTN—Medium Term Note
OTC—Over-the-counter
PO—Principal Only
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
Strips—Separate Trading of Registered Interest and Principal of Securities
TIPS—Treasury Inflation-Protected Securities
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).